Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 809,000.00
Previously Paid Amount	0.00
Total Fee Amount	111.72
Total Offset Amount	0.00
Net Fee	111.72
Narrative - Max Aggregate Offering Price	$ 809,000.00
Final Prospectus	true